CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total Navios Holdings' Stockholders' Equity	Noncontrolling Interest
Balance, shares at Dec. 31, 2014		75,069	105,831,718
Balance, value at Dec. 31, 2014	$ 1,266,510	$ 0	$ 11	$ 721,465	$ 432,065	$ (578)	$ 1,152,963	$ 113,547
Total other comprehensive income	133					133	133
Conversion of convertible preferred stock to common stock (Note 9), shares		(1,134)
Conversion of convertible preferred stock to common stock (Note 9), shares			1,134,000
Stock-based compensation expenses, (Note 9), shares			3,711,678
Stock-based compensation expenses, (Note 9), value	5,578			5,578			5,578
Cancellation of shares (Note 9)			(9,319)
Acquisition of treasury stock (Note 9), shares			(199,324)
Acquisition of treasury stock (Note 9), value	(252)			(252)			(252)
Dividends declared/ paid	(35,350)				(35,350)		(35,350)
Net income/(loss)	(126,067)				(134,112)		(134,112)	8,045
Balance (unaudited), shares at Dec. 31, 2015		73,935	110,468,753
Balance (unaudited), value at Dec. 31, 2015	1,110,552	$ 0	$ 11	726,791	262,603	(445)	988,960	121,592
Total other comprehensive income	445					445	445
Tender Offer - Redemption of preferred stock (Note 9), shares		(24,431)
Tender Offer - Redemption of preferred stock (Note 9), shares			7,589,176
Tender Offer - Redemption of preferred stock (Note 9), value	(9,323)		$ 1	(50,888)	41,564		(9,323)
Stock-based compensation expenses, (Note 9), shares			24,970
Stock-based compensation expenses, (Note 9), value	3,446			3,446			3,446
Cancellation of shares (Note 9)			(2,908)
Acquisition of treasury stock (Note 9), shares			(948,584)
Acquisition of treasury stock (Note 9), value	(818)			(818)			(818)
Dividends declared/ paid	(600)				(600)		(600)
Net income/(loss)	(300,149)				(303,823)		(303,823)	3,674
Balance (unaudited), shares at Dec. 31, 2016		49,504	117,131,407
Balance (unaudited), value at Dec. 31, 2016	803,553	$ 0	$ 12	678,531	(256)	0	678,287	125,266
Net loss	(113,127)				(114,309)		(114,309)	1,182
Tender Offer - Redemption of preferred stock (Note 9), shares		(766)
Tender Offer - Redemption of preferred stock (Note 9), shares			625,815
Tender Offer - Redemption of preferred stock (Note 9), value	(485)			(716)	231		(485)
Conversion of convertible preferred stock to common stock (Note 9), shares		(2,436)
Conversion of convertible preferred stock to common stock (Note 9), shares			1,740,000
Conversion of undeclared preferred dividend to common stock (Note 9), shares			50,150
Stock-based compensation expenses, (Note 9), value	3,194			3,194			3,194
Net income/(loss)	(113,127)
Balance (unaudited), shares at Sep. 30, 2017		46,302	119,547,372
Balance (unaudited), value at Sep. 30, 2017	693,135	$ 0	$ 12	681,009	(114,334)	0	566,687	126,448
Balance, shares at Dec. 31, 2016		49,504	117,131,407
Balance, value at Dec. 31, 2016	803,553	$ 0	$ 12	678,531	(256)	0	678,287	125,266
Total other comprehensive income	2					2	2
Tender Offer - Redemption of preferred stock (Note 9), shares		(766)
Tender Offer - Redemption of preferred stock (Note 9), shares			625,815
Tender Offer - Redemption of preferred stock (Note 9), value	(571)			(716)	145		(571)
Conversion of convertible preferred stock to common stock (Note 9), shares		(2,436)
Conversion of convertible preferred stock to common stock (Note 9), shares			1,790,150
Stock-based compensation expenses, (Note 9), shares			843,332
Stock-based compensation expenses, (Note 9), value	4,296			4,296			4,296
Cancellation of shares (Note 16), value	(6)			(6)			(6)
Cancellation of shares (Note 9)			(4,232)
Dividends paid to Noncontrolling Shareholders	(25,323)							(25,323)
Net income/(loss)	(164,787)				(165,910)		(165,910)	1,123
Balance (unaudited), shares at Dec. 31, 2017		46,302	120,386,472
Balance (unaudited), value at Dec. 31, 2017	617,164	$ 0	$ 12	682,105	(166,021)	2	516,098	101,066
Net loss	(64,466)				(67,967)		(67,967)	3,501
Cumulative-effect adjustment due to adoption of new standard (Note 13)					2	(2)
Stock-based compensation expenses, (Note 9), shares			4,324,308
Stock-based compensation expenses, (Note 9), value	3,502			3,502			3,502
Cancellation of shares (Note 9)			(4,500)
Net income/(loss)	(64,464)
Balance (unaudited), shares at Sep. 30, 2018		46,302	124,706,280
Balance (unaudited), value at Sep. 30, 2018	$ 556,200	$ 0	$ 12	$ 685,607	$ (233,986)	$ 0	$ 451,633	$ 104,567